INCOME TAXES - Valuation allowance (Details) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Uncertain tax benefits
Interest or penalty expense		¥ 0.0			¥ 0.0	¥ 0.0
Roll-forward of the unrecognized tax benefits
Balance at the beginning of the year		65.0			60.0	50.0
Addition for tax positions		2.0			5.0	10.0
Balance at the end of the year		¥ 67.0			65.0	60.0
Withholding income tax rate (in %)		10.00%	10.00%	10.00%
Withholding income tax rate with Hong Kong as holding company (in %)		5.00%	5.00%	5.00%
Percentage holding of the PRC company (in %)		25	25	25
Percentage of dividend distribution on current year net income		45.00%	45.00%	45.00%
PRC dividend withholding tax accrued		¥ 75.0			100.0
Additional provision for PRC dividend withholding tax accrued		¥ 0.0
Period of statute of limitations (in years)		3 years	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount (in years)		5 years	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 0.1
Period of statute of limitations for transfer pricing issues (in years)		10 years	10 years	10 years
Tax liability reduction due to unrecognized tax benefits		¥ 0.2
Cash dividends declared | $	$ 68
Period Of Statute Of Limitations For Assessment and Collection of Taxes		4 years	4 years	4 years
Revenues		¥ 21,882.0	$ 3,082	€ 750	13,862.0	12,785.0
Tax paid by large multination enterprises		15.00%	15.00%	15.00%
GERMANY
Valuation allowance
Tax loss carryforwards		¥ 1,725.0
Roll-forward of the unrecognized tax benefits
Revenues		3,324.0			2,458.0	1,263.0
China
Valuation allowance
Tax loss carryforwards, expire between 2024 and 2028		3,098.0
Roll-forward of the unrecognized tax benefits
Revenues		¥ 17,393.0			¥ 10,637.0	¥ 11,231.0
Maximum [Member]
Roll-forward of the unrecognized tax benefits
Extended limitation tax evasion period (in years)		10 years	10 years	10 years
Minimum [Member]
Roll-forward of the unrecognized tax benefits
Extended limitation tax evasion period (in years)		5 years	5 years	5 years